LEASE - Amount recognized in profit and loss in relation to leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
LEASE
Interest on lease liabilities	¥ 487,249
Depreciation charge of right-of-use assets	1,075,825
Expense relating to short-term leases and other leases with remaining lease terms ended on or before 31 December 2019	63,626
Expense relating to leases of low-value assets	1,800
Total amount recognized in profit or loss	¥ 1,628,500